SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying Value	Fair Value
November 30, 2012:
Cash	$232,471	$232,471
Accounts payable and accrued liabilities	150,368	150,368
Convertible debentures	$1,192,639	$1,192,639

	Carrying Value	Fair Value
November 30, 2011:
Cash	$114,835	$114,835
Accounts payable and accrued liabilities	$568,995	568,995
Convertible debentures	867,826	$867,826

Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals [Table Text Block]
Computer equipment	30%	declining balance method
Furniture and Fixtures	30%	declining balance method
Leasehold Improvements Moulds	20%	straight line over period of lease straight line over 5 years

Computer equipment	30% declining balance method
Furniture and fixtures	30% declining balance method
Leasehold Improvements	straight line over period of lease
Moulds	20% Straight line over 5 years